FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE AND RISK MANAGEMENT
Schedule of measurement of financial assets and liabilities

As at December 31,	2019			2018
	Carrying Value		Fair Value	Carrying Value		Fair Value
Financial assets
Construction funds in escrow	$16,767		$16,767	$—		$—
Other assets	388	(1)	388	12,253	(1)	12,253
Other receivable	11,650		11,650	—		—
Accounts receivable	7,812		7,812	4,316		4,316
Prepaid expenses and other	120	(2)	120	111	(2)	111
Restricted cash	—		—	470		470
Cash and cash equivalents	298,677		298,677	658,246		658,246
	$335,414		$335,414	$675,396		$675,396

Financial liabilities
Unsecured debentures, net	$648,392		$669,090	$647,849		$654,365
Unsecured term loans, net	538,602		538,602	550,565		550,565
Cross currency interest rate swaps	30,365		30,365	104,757		104,757
Accounts payable and accrued liabilities	50,156		50,156	41,957		41,957
Accounts payable and accrued liabilities	27	(3)	27	10	(3)	10
Distributions payable	13,081		13,081	24,357		24,357
	$1,280,623		$1,301,321	$1,369,495		$1,376,011

Schedule of assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall

As at December 31, 2019	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties	$—	$—	$4,457,899
Short-term proceeds receivable associated with a property disposal included in other receivable (note 7)	—	—	11,650
Foreign exchange forward contracts included in prepaid expenses and other	—	120	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net	669,090	—	—
Unsecured term loans, net	—	538,602	—
Cross currency interest rate swaps	—	30,365	—
Foreign exchange forward contracts included in accounts payable and accrued liabilities	—	27	—
Net assets (liabilities) measured or disclosed at fair value	$(669,090)	$(568,874)	$4,469,549

As at December 31, 2018	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties	$—	$—	$3,424,978
Assets held for sale	—	—	44,238
Long-term proceeds receivable associated with a property disposal included in other assets (note 6)	—	—	11,805
Short-term proceeds receivable associated with a property disposal included in accounts receivable	—	—	231
Foreign exchange forward contracts included in prepaid expenses and other	—	111	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net	654,365	—	—
Unsecured term loans, net	—	550,565	—
Cross currency interest rate swaps	—	104,757	—
Foreign exchange forward contracts included in accounts payable and accrued liabilities	—	10	—
Net assets (liabilities) measured or disclosed at fair value	$(654,365)	$(655,221)	$3,481,252

Schedule of contractual maturities of financial liabilities